Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Loss [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The following table presents the changes in each component of accumulated other comprehensive loss, net of tax:

	Year Ended December 31,
In millions	2015	2014	2013
Currency Translation Adjustments (1)
Beginning balance	$(116.5)	$(76.3)	$(28.1)
Other comprehensive loss before reclassifications	(38.2)	(40.2)	(48.2)
Amounts reclassified from accumulated other comprehensive loss	—	—	—
Net other comprehensive loss	(38.2)	(40.2)	(48.2)
Balance at December 31	$(154.7)	$(116.5)	$(76.3)

Available-for-sale Securities
Beginning balance	$—	$—	$0.2
Other comprehensive loss before reclassifications	—	—	(0.2)
Amounts reclassified from accumulated other comprehensive loss	—	—	—
Net other comprehensive loss	—	—	(0.2)
Balance at December 31	$—	$—	$—

Pension and Post-Retirement Benefit Plans
Beginning balance	$(57.6)	$(33.9)	$(67.3)
Other comprehensive loss before reclassifications	1.3	(30.7)	31.3
Amounts reclassified from accumulated other comprehensive loss (2)	6.1	(0.1)	2.1
Net other comprehensive income (loss)	7.4	(30.8)	33.4
Amount of accumulated other comprehensive income transferred from SunEdison (3)	—	7.1	—
Balance at December 31	$(50.2)	$(57.6)	$(33.9)

Accumulated other comprehensive loss at December 31	$(204.9)	$(174.1)	$(110.2)

(1)	Excludes currency translation adjustments related to noncontrolling interests. See the consolidated statements of comprehensive loss.

(2)	Amounts reclassified from accumulated other comprehensive loss for the years ended December 31, 2015 and 2014 included $5.4 million and $3.1 million in interim lump-sum pension settlement charges.

(3)	Amount represents the non-cash transfer of accumulated other comprehensive income from SunEdison as part of the IPO and related transactions.

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
The following table presents reclassifications from accumulated other comprehensive loss and the affected line in the consolidated statement of operations:

	Year Ended December 31,			Consolidated Statement of Operations
In millions	2015	2014	2013
Amortization of net actuarial (loss) gain and prior service (cost) credit	$(0.7)	$3.2	$(2.1)	Marketing and administration
Pension settlement charge	(2.3)	(1.1)	—	Cost of goods sold
Pension settlement charge	(1.9)	(2.0)	—	Marketing and administration
Pension settlement charge	(1.2)	—	—	Research and development
	$(6.1)	$0.1	$(2.1)